Average Annual Total Returns{- Fidelity Flex Freedom Blend 2030 Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend 2030 Fund	Fidelity Flex Freedom Blend 2030 Fund Return Before Taxes Past 1 year	Fidelity Flex Freedom Blend 2030 Fund Return Before Taxes Since Inception		Fidelity Flex Freedom Blend 2030 Fund After Taxes on Distributions Past 1 year	Fidelity Flex Freedom Blend 2030 Fund After Taxes on Distributions Since Inception		Fidelity Flex Freedom Blend 2030 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Freedom Blend 2030 Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0203 Past 1 year	F0203 Since Inception
Total	15.69%	10.79%	[1]	13.86%	8.85%	[1]	9.96%	7.90%	[1]	18.40%	15.13%	[1]	14.37%	10.76%	[1]

[1]	(a)From June 8, 2017